Discontinued Operations (Details) - Schedule of Consolidated Statements of Operations - Discontinued Operations [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, Net		$ 259,574	$ 153,865	$ 600,903
Cost of Revenues		151,407	76,592	324,706
Gross Profit		108,167	77,273	276,197
Operating Expenses		291,746	192,652	609,650
Loss from Operations		(183,579)	(115,379)	(333,453)
Other Income (Expenses)
Total Other Expenses			(5,448)	(11,791)
Other Income (Expenses)
Interest expense		(7,434)	(4,154)	(12,704)
Other income (expenses)		1,541	(1,294)	913
Total Other Income (Expenses)		(5,893)
Loss Before Income Taxes		(189,472)	(120,827)	(345,244)
Income Tax Expense		1,600		1,600
Net Loss from Discontinued Operations		$ (191,072)	$ (120,827)	$ (346,844)